RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Balances And Transactions
Lease payments	$ 184	$ 158
Depreciation and interest expense of lease	190	155
Accounts Payable	$ 3	$ 1